UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-22169

Dreyfus Institutional Reserves Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	03/31
Date of reporting period:	12/31/16

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Institutional Preferred Government Money Market Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Preferred Government Money Market Fund
December 31, 2016 (Unaudited)

	Principal
U.S. Government Agencies - 42.3%	Amount ($)		Value ($)
Federal Farm Credit Bank
0.54%, 5/1/17	37,500,000		37,432,500
Federal Farm Credit Bank
0.74% - 0.90%, 1/3/17 - 1/29/17	438,900,000	[a]	438,729,343
Federal Home Loan Bank
0.36% - 0.60%, 1/13/17 - 5/12/17	707,625,000		706,837,702
Federal Home Loan Bank
0.73% - 0.85%, 1/5/17 - 3/14/17	340,000,000	[a]	339,993,925
Federal Home Loan Mortgage Corp.
0.48%, 5/15/17	100,000,000	[b]	99,821,333
Federal Home Loan Mortgage Corp.
0.88%, 1/21/17	100,000,000	[a,b]	99,994,334
Total U.S. Government Agencies
(cost $1,722,809,137)			1,722,809,137
U.S. Treasury Notes - 2.6%
0.53% - 0.57%, 4/30/17 - 6/30/17
(cost $105,063,013)	105,000,000		105,063,013
Repurchase Agreements - 55.0%
Bank of Nova Scotia
0.50%, dated 12/30/16, due 1/3/17 in the amount
of $82,004,556 (fully collateralized by $81,953,730
U.S. Treasuries (including strips), 0%-8.50%, due
12/31/16-11/15/46, value $83,640,007)	82,000,000		82,000,000
Federal Reserve Bank of New York
0.50%, dated 12/30/16, due 1/3/17 in the amount
of $1,880,104,440 (fully collateralized by
$1,742,452,500 U.S. Treasuries, 3.13%-3.88%, due
2/15/20-8/15/40, value $1,880,104,489)	1,880,000,000		1,880,000,000
HSBC USA Inc.
0.45%, dated 12/30/16, due 1/3/17 in the amount
of $75,003,750 (fully collateralized by $76,266,300
U.S. Treasuries, 0.13%, due 4/15/17-7/15/24, value
$76,500,366)	75,000,000		75,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Repurchase Agreements - 55.0% (continued)	Amount ($)	Value ($)
Merrill Lynch & Co. Inc.
0.50%-0.75%, dated 11/7/16-12/30/16, due
1/3/17-4/5/17 in the amount of $200,012,500 (fully
collateralized by $408,139,990 Agency Collateralized
Mortgage Obligations, (Interest Only), due
10/25/45-5/20/63, value $54,000,000 and
$152,257,600 U.S. Treasuries, 0.13%-5.50%, due
4/15/17-2/15/45, value $153,000,031)	200,000,000 [c]	200,000,000
Total Repurchase Agreements
(cost $2,237,000,000)		2,237,000,000

Total Investments (cost $4,064,872,150)	99.9%	4,064,872,150
Cash and Receivables (Net)	.1%	2,230,864
Net Assets	100.0%	4,067,103,014

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
b The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
c Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of
December 31, 2016 and changes periodically. The maturity date reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At December 31, 2016, these securities amounted to $50,000,000 or
1.23% of net assets.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Preferred Government Money Market Fund
December 31, 2016 (Unaudited)

The following is a summary of the inputs used as of December 31, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	4,064,872,150
Level 3 - Significant Unobservable Inputs	-
Total	4,064,872,150

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative
GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.
Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act.
Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s

NOTES

agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-
managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 14, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    February 14, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)